PATENT RIGHTS AND TRADEMARKS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patent and Trademarks
	2014	2013
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	111,707	87,993
New patents and trademarks	72,178	62,595
Accumulated amortization	(210,268)	(194,638)
Patent rights and intangible assets, net	$903,617	$885,950

	2013	2012
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	87,993	0
New patents and trademarks	62,595	0
Accumulated amortization	(194,638)	(136,764)
Patent rights and intangible assets, net	$885,950	$793,236